Credit Risk and Impairment Assessment	6 Months Ended
Oct. 31, 2023
Credit Risk and Impairment Assessment [Abstract]
CREDIT RISK AND IMPAIRMENT ASSESSMENT
27.	CREDIT RISK AND IMPAIRMENT ASSESSMENT

Credit risk refers to the risk that the Group’s counterparties default on their contractual obligations resulting in financial losses to the Group. The Group’s credit risk exposures are primarily attributable to accounts receivable, other receivables and deposits, bank balances, fiduciary bank balances and amounts due from AMTD Group, joint ventures and a non-controlling shareholder. The Group does not hold any collateral or other credit enhancements to cover its credit risks associated with its financial assets.

The Group performed impairment assessment for financial assets under ECL model. Information about the Group’s credit risk management, maximum credit risk exposures and the related impairment assessment, if applicable, are summarized as below:

Commission receivable arising from the digital solutions services — financial services, accounts receivable arising from the digital solutions services — non financial services and accounts receivable from hotel operations, hospitality and VIP services

The Group has concentration of credit risk as 26% and 46% of the commission receivable arising from the digital solutions services — financial services due from the Group’s five largest customers as at April 30, 2022 and 2023, respectively. The Group has concentration of credit risk as 66% and 16% of the accounts receivable arising from the digital solutions services — non financial services due from the Group’s five largest customers as at April 30, 2022 and 2023, respectively. In order to minimize the credit risk, the management of the Group has delegated a team responsible for determination of credit limits and credit approvals.

Commission receivable arising from the digital solutions services — financial services, accounts receivable arising from the digital solutions services — non financial services and accounts receivable from hotel operations, hospitality and VIP services - (Continued)

In addition, the Group performs impairment assessment under ECL model on commission receivable from digital solutions services — financial services with significant balances or credit-impaired and accounts receivable arising from digital solutions services — non financial services individually. The remaining commission receivable and receivable from hotel operations, hospitality and VIP services are assessed collectively and grouped based on shared credit risk characteristics by reference to the Group’s past due status of outstanding balances, nature, size and industry of debtors and external credit ratings. The Company assesses the ECL of commission receivable arising from the digital solutions services — financial services and accounts receivable from hotel operation services based on historical observed default rates over the expected life of the debtors and forward-looking information that is available without undue cost or effort. The forward looking information is considered through the use of publicly available economic data and forecasts, including macroeconomic data such as GDP growth and unemployment rate. For the years ended April 30, 2021, 2022 and 2023 and six months ended October 31, 2023, the Group assessed the ECL for commission receivable arising from the digital solutions services — financial services, accounts receivable arising from digital solutions services — non financial services and accounts receivable from hotel operations, hospitality and VIP services to be insignificant and thus no loss allowance is recognized.

Fiduciary bank balances and bank balances

Credit risk on fiduciary bank balances and bank balances is limited because the counterparties are reputable banks with high credit ratings assigned by international credit agencies. The Group assessed ECL for fiduciary bank balances and bank balances by reference to information relating to probability of default and loss given default of the respective credit rating grades published by external credit rating agencies. Based on the average loss rates, the ECL on fiduciary bank balances and bank balances is considered to be insignificant and therefore no loss allowance was recognized.

Amounts due from AMTD Group, joint ventures and a non-controlling shareholder

The Group regularly evaluates the business performance of AMTD Group, joint ventures and non-controlling shareholders. The Group’s credit risks in these balances are considered low due to the strong financial positions of these entities. The management believes that there are no significant increases in credit risk of these amounts since initial recognition and the Group provided impairment based on ECL. For the years ended April 30, 2021, 2022 and 2023 and six months ended October 31, 2023, the Group assessed the ECL for amounts due from AMTD Group, joint ventures and a non-controlling shareholder to be insignificant and thus no loss allowance is recognized.

Consideration receivables, other receivables and deposits

For consideration receivables, other receivables and deposits, the Group regularly reviews the recoverable amount of each individual debtor to ensure that adequate impairment losses are recognized for irrecoverable debts. The Group performs impairment assessment under ECL model on such consideration receivables, other receivables and deposits individually. The Group believes that there is no significant increase in credit risk of these amounts since initial recognition and the Group provided impairment based on ECL. For the years ended April 30, 2021, 2022 and 2023 and six months ended October 31, 2023, the Group assessed the ECL for consideration receivables, other receivables and deposits are insignificant and thus no loss allowance is recognized.